Net Investment in Sales-type Leases	12 Months Ended
Dec. 31, 2015
Net Investment in Sales-type Leases [Abstract]
Net Investment in Sales-type Leases

Note 5. Net Investment in Sales-type Leases

Certain sales made under lease arrangements are recorded as sales-type leases and may include systems, other products and maintenance contracts. The portion of lease arrangements related to maintenance contracts is deferred and recognized ratably over the coverage period.

The Company's net investment in sales-type leases consisted of the following:

	December 31,	December 31,
	2015	2014

	(U.S. $ in thousands)
Future minimum lease payments receivable	$31,858	$24,930
Less allowance for doubtful accounts	(682)	(452)
Net future minimum lease payment receivable	31,176	24,478
Less unearned interest income	(1,687)	(1,486)
Net investment in sales-type leases	$29,489	$22,992

Future minimum lease payments due from customers under sales-type leases as of December 31, 2015 were as follows:

U.S. $ in thousands
Year ending December 31,
2016	$13,249
2017	9,229
2018	6,189
2019	2,293
2020 and thereafter	898
$31,858

The interest income for sales-type leases is recorded in financial expense, net and amounted to approximately $1.0 million, $0.8 million and $0.5 million for the years ended December 31, 2015, 2014 and 2013, respectively.